Investments in Entities and its Valuations (Details Textual)	1 Months Ended				6 Months Ended		12 Months Ended
	May 31, 2015 USD ($)	May 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)
Investments in Entities and its Valuations (Textual)
Cost method investments					$ 0	$ 0
JiaXing YiTou [Member]
Investments in Entities and its Valuations (Textual)
Percentage of ownership interest acquired			10.00%	10.00%
Payment of cash consideration			$ 15,509	¥ 100,000
Impairment loss on investment							$ 0	$ 0
Investment income					$ 0	$ 0
HangZhou ReWan [Member]
Investments in Entities and its Valuations (Textual)
Percentage of ownership interest acquired	51.00%	51.00%
Payment of cash consideration	$ 87,056	¥ 510,000
Impairment loss on investment								7,387
Investment reduced value								$ 0
Percentage of remaining investment ownership								49.00%	49.00%
Operational expenses value								$ 7,387	¥ 46,670